RECENT ACTIVITIES - PAYMENT AND MARGINS OF REPURCHASE AGREEMENTS (Details)	6 Months Ended
Jun. 30, 2013
Repurchase Agreements Margin 2.25%
Monthly Payment Date	August 2013 through October 2013
Applicable Margin interest rate (above LIBOR)	2.25%
Repurchase Agreements Margin 2.50%
Monthly Payment Date	November 2013 through January 2014
Applicable Margin interest rate (above LIBOR)	2.50%
Repurchase Agreements Margin 3.00%
Monthly Payment Date	February 2014 through April 2014
Applicable Margin interest rate (above LIBOR)	3.00%
Repurchase Agreements Margin 3.50%
Monthly Payment Date	May 2014 through the Termination Date
Applicable Margin interest rate (above LIBOR)	3.50%